Derivative financial instruments (Tables)	12 Months Ended
Sep. 30, 2019
Derivative financial instruments
Summary of carrying values of derivative instruments

Consolidated 2019					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	35	(36)	—	—	35	(36)
Swap agreements	38,383	(37,051)	4,073	(7,568)	42,456	(44,619)
Options	294	(303)	—	—	294	(303)
Total interest rate contracts	38,712	(37,390)	4,073	(7,568)	42,785	(44,958)
Foreign exchange contracts
Spot and forward contracts	6,857	(6,393)	181	(3)	7,038	(6,396)
Cross currency swap agreements (principal and interest)	8,934	(12,478)	2,172	(69)	11,106	(12,547)
Options	200	(111)	—	-	200	(111)
Total foreign exchange contracts	15,991	(18,982)	2,353	(72)	18,344	(19,054)
Credit default swaps
Credit protection purchased	—	(88)	—	—	—	(88)
Credit protection sold	83	-	—	—	83	—
Total credit default swaps	83	(88)	—	—	83	(88)
Commodity contracts	251	(187)	—	—	251	(187)
Equities	1	(1)	—	—	1	(1)
Total of gross derivatives	55,038	(56,648)	6,426	(7,640)	61,464	(64,288)
Impact of netting arrangements	(27,968)	28,703	(3,637)	6,489	(31,605)	35,192
Total of net derivatives	27,070	(27,945)	2,789	(1,151)	29,859	(29,096)

Consolidated 2018					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	11	(12)	—	—	11	(12)
Swap agreements	15,626	(15,580)	890	(5,301)	16,516	(20,881)
Options	165	(167)	—	—	165	(167)
Total interest rate contracts	15,802	(15,759)	890	(5,301)	16,692	(21,060)
Foreign exchange contracts
Spot and forward contracts	6,741	(6,418)	—	(32)	6,741	(6,450)
Cross currency swap agreements (principal and interest)	6,561	(9,019)	2,365	(182)	8,926	(9,201)
Options	120	(184)	—	—	120	(184)
Total foreign exchange contracts	13,422	(15,621)	2,365	(214)	15,787	(15,835)
Credit default swaps
Credit protection purchased	3	(101)	—	—	3	(101)
Credit protection sold	99	-	—	—	99	—
Total credit default swaps	102	(101)	—	—	102	(101)
Commodity contracts	246	(300)	—	—	246	(300)
Equities	1	—	—	—	1	—
Total of gross derivatives	29,573	(31,781)	3,255	(5,515)	32,828	(37,296)
Impact of netting arrangements	(8,222)	8,912	(505)	3,977	(8,727)	12,889
Total of net derivatives	21,351	(22,869)	2,750	(1,538)	24,101	(24,407)
1.	The fair value of futures contracts are settled daily with the exchange, and therefore have been excluded from this table.

Parent Entity 2019					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	35	(36)	—	—	35	(36)
Swap agreements	38,489	(37,438)	3,955	(7,018)	42,444	(44,456)
Options	294	(303)	—	—	294	(303)
Total interest rate contracts	38,818	(37,777)	3,955	(7,018)	42,773	(44,795)
Foreign exchange contracts
Spot and forward contracts	6,987	(6,389)	46	(3)	7,033	(6,392)
Cross currency swap agreements (principal and interest)	8,934	(12,479)	1,613	(6)	10,547	(12,485)
Options	200	(111)	—	—	200	(111)
Total foreign exchange contracts	16,121	(18,979)	1,659	(9)	17,780	(18,988)
Credit default swaps
Credit protection purchased	—	(88)	—	—	—	(88)
Credit protection sold	83	—	—	—	83	-
Total credit default swaps	83	(88)	—	—	83	(88)
Commodity contracts	251	(187)	—	—	251	(187)
Equities	1	(1)	—	—	1	(1)
Total of gross derivatives	55,274	(57,032)	5,614	(7,027)	60,888	(64,059)
Impact of netting arrangements	(27,968)	28,703	(3,637)	6,489	(31,605)	35,192
Total of net derivatives	27,306	(28,329)	1,977	(538)	29,283	(28,867)

Parent Entity 2018					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	11	(12)	—	—	11	(12)
Swap agreements	15,659	(15,751)	841	(5,012)	16,500	(20,763)
Options	165	(167)	—	—	165	(167)
Total interest rate contracts	15,835	(15,930)	841	(5,012)	16,676	(20,942)
Foreign exchange contracts
Spot and forward contracts	6,737	(6,417)	—	(31)	6,737	(6,448)
Cross currency swap agreements (principal and interest)	6,562	(9,019)	1,845	(124)	8,407	(9,143)
Options	120	(184)	—	—	120	(184)
Total foreign exchange contracts	13,419	(15,620)	1,845	(155)	15,264	(15,775)
Credit default swaps
Credit protection purchased	3	(101)	—	—	3	(101)
Credit protection sold	99	—	—	—	99	—
Total credit default swaps	102	(101)	—	—	102	(101)
Commodity contracts	246	(300)	—	—	246	(300)
Equities	1	—	—	—	1	—
Total of gross derivatives	29,603	(31,951)	2,686	(5,167)	32,289	(37,118)
Impact of netting arrangements	(8,222)	8,912	(505)	3,977	(8,727)	12,889
Total of net derivatives	21,381	(23,039)	2,181	(1,190)	23,562	(24,229)
1.	The fair value of futures contracts are settled daily with the exchange, and therefore have been excluded from this table.

Schedule of carrying values, and maturity analysis of notional amounts of hedging instruments

Consolidated 2019			Notional amounts
				Over
			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,322	61,707	48,271	126,300	2,548	(5,672)
	Cross currency swap	Interest rate risk	5,632	12,870	1,708	20,210	584	(69)
Cash flow hedges	Cross currency swap	Foreign exchange risk	5,632	15,386	1,708	22,726	1,588	—
Net investment hedges	Forward contracts	Foreign exchange risk	8,152	—	—	8,152	181	(3)
Total one-to-one hedge relationships			35,738	89,963	51,687	177,388	4,901	(5,744)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	18,813	—	(194)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	176,828	1,525	(1,702)
Total macro hedge relationships			n/a	n/a	n/a	195,641	1,525	(1,896)
Total of gross hedging derivatives			n/a	n/a	n/a	373,029	6,426	(7,640)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,637)	6,489
Total of net hedging derivatives			n/a	n/a	n/a	n/a	2,789	(1,151)

Parent 2019			Notional amounts
				Over 1
			Within	year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	14,323	59,842	47,881	122,046	2,535	(5,475)
	Cross currency swap	Interest rate risk	4,473	7,185	1,384	13,042	441	—
Cash flow hedges	Cross currency swap	Foreign exchange risk	4,473	7,185	1,384	13,042	1,172	(6)
Net investment hedges	Forward contracts	Foreign exchange risk	2,315	—	—	2,315	46	(3)
Total one-to-one hedge relationships			25,584	74,212	50,649	150,445	4,194	(5,484)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	—	—	—
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	166,978	1,420	(1,543)
Total macro hedge relationships			n/a	n/a	n/a	166,978	1,420	(1,543)
Total of gross hedging derivatives			n/a	n/a	n/a	317,423	5,614	(7,027)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,637)	6,489
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,977	(538)

Schedule of weighted average rates of significant hedging instruments

Consolidated 2019			Currency /	Weighted
$m	Hedging instrument	Hedged risk	Currency pair	average rate
Cash flow hedges	Cross currency swap	Foreign exchange risk	EUR:AUD	0.6929
			EUR:NZD	0.6079
			HKD:NZD	4.9670
Net investment hedges	Forward contracts	Foreign exchange risk	NZD:AUD	1.0545

Parent Entity 2019			Currency /	Weighted
$m	Hedging instrument	Hedged risk	Currency pair	average rate
Cash flow hedges	Cross currency swap	Foreign exchange risk	EUR:AUD	0.6929
			JPY:AUD	81.4507
			CNH:AUD	4.9328
Net investment hedges	Forward contracts	Foreign exchange risk	NZD:AUD	1.0546

Schedule of impact of hedge accounting on the balance sheet and reserves

Consolidated 2019		Accumulated fair value
		hedge adjustment
	Carrying amount of	included in carrying
$m	hedged item	amount
Interest rate risk
Investment securities	53,273	2,815
Loans	19,235	133
Debt issues and loan capital	(100,909)	(2,818)

Parent Entity 2019		Accumulated fair value
		hedge adjustment
	Carrying amount of	included in carrying
$m	hedged item	amount
Interest rate risk
Investment securities	49,132	2,704
Loans	421	5
Debt issues and loan capital	(93,296)	(2,661)

Schedule of pre-tax impact of cash flow and net investment hedges on reserves

Consolidated 2019
$m	Interest rate risk	Foreign exchange risk	Total
Cash flow hedge reserve
Balance at beginning of the year	(87)	(89)	(176)
Net gains/(losses) from changes in fair value	(158)	(45)	(203)
Transferred to interest income	146	51	197
Balance at end of year	(99)	(83)	(182)

Parent Entity 2019
$m	Interest rate risk	Foreign exchange risk	Total
Cash flow hedge reserve
Balance at beginning of the year	(42)	(57)	(99)
Net gains/(losses) from changes in fair value	(130)	9	(121)
Transferred to interest income	102	26	128
Balance at end of year	(70)	(22)	(92)

Schedule of information regarding determination of hedge effectiveness

The following tables provide information regarding the determination of hedge effectiveness:

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated 2019			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Fair value hedges	Interest rate swap	Interest rate risk	1,532	(1,512)	20	n/a
	Cross currency swap	Interest rate risk	192	(190)	2	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(6)	12	6	n/a
	Cross currency swap	Foreign exchange risk	6	(6)	—	n/a
Net investment hedges	Forward contracts	Foreign exchange risk	(129)	129	n/a	—
Total			1,595	(1,567)	28	—

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Parent Entity 2019			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Fair value hedges	Interest rate swap	Interest rate risk	1,684	(1,664)	20	n/a
	Cross currency swap	Interest rate risk	56	(57)	(1)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(21)	28	7	n/a
	Cross currency swap	Foreign exchange risk	35	(35)	—	n/a
Net investment hedges	Forward contracts	Foreign exchange risk	(52)	52	n/a	—
Total			1,702	(1,676)	26	—

Comparative year information under prior AASB 7 disclosure requirements

Ineffectiveness of hedge relationships

Fair value hedges	2018
$m	Consolidated	Parent Entity
Change in fair value hedging instruments	(1,203)	(1,208)
Change in fair value hedge items attributed to hedged risk	1,192	1,197
Ineffectiveness in interest income	(11)	(11)

Cash flow hedges	2018
$m	Consolidated	Parent Entity
Cash flow hedge ineffectiveness	(7)	(11)

Schedule of cash inflows and outflows on derivatives designated in cash flow hedges

	Less than	1 month to	3 months	1 year to	2 years to	3 years to	4 years to	over
2018	1 month	3 months	to 1 year	2 years	3 years	4 years	5 years	5 years
Cash inflows	0.3%	2.1%	21.8%	23.8%	18.9%	19.1%	4.7%	9.3%
Cash outflows	0.5%	1.8%	22.4%	23.0%	19.5%	18.0%	4.9%	9.9%